UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number 811-2474
                                  ----------------------------------------------

                           Midas Dollar Reserves, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

  11 Hanover Square, 12th Floor, New York, NY                   10005
--------------------------------------------------------------------------------
   (Address of principal executive offices)                   (Zip code)

                          Thomas B. Winmill, President
                           Midas Dollar Reserves, Inc.
                          11 Hanover Square, 12th Floor
                               New York, NY 10005
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: 1-212-480-6432
                                                   ----------------

Date of fiscal year end: 12/31/2004
                        ------------

Date of reporting period: 07/01/03 - 06/30/04
                         ---------------------

Item 1. Proxy Voting Record

     The information contained herein discloses the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a)  The name of the issuer of the portfolio security;

(b)  The exchange ticker symbol of the portfolio security;

(c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d)  The shareholder meeting date;

(e)  A brief identification of the matter voted on;

(f)  Whether the matter was proposed by the issuer or by a security holder;

(g)  Whether the registrant cast its vote on the matter;

(h)  How the registrant cast its vote; and

(i)  Whether the registrant cast its vote for or against management.


     The Registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Midas Dollar Reserves, Inc.

By: /s/ Thomas B. Winmill
    ----------------------------
    Thomas B. Winmill, President

Date: August 30, 2004